Summary of Significant Accounting Policies (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Buildings Minimum	Dec. 31, 2013 Buildings Maximum	Dec. 31, 2013 Land improvements Minimum	Dec. 31, 2013 Land improvements Maximum	Dec. 31, 2013 Leasehold improvements Minimum	Dec. 31, 2013 Leasehold improvements Maximum	Dec. 31, 2013 Equipment Minimum	Dec. 31, 2013 Equipment Maximum
Cash and Cash Equivalents
Federal Deposit Insurance Corporation insured limit	$ 250,000	$ 250,000
Uninsured cash balance	898,077	19,032,392
Accounts Receivable
Allowance for doubtful accounts	$ 132,976	$ 8,500
Property, plant and equipment
Useful lives used for depreciation and amortization			7 years	40 years	3 years	25 years	3 years	15 years	3 years	25 years